CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash	$ 135,713,379	830,430,168	521,270,799
Restricted cash (2013: note 13 (vi), (vii); 2014: note 13 (vi), (vii), (viii))	10,192,842	62,370,000	42,040,667
Available-for-sale securities (note 4)			16,783,869
Trade accounts receivable, net of allowance for doubtful accounts of RMB nil and RMB nil, as of December 31, 2013and 2014, respectively (note 5)	86,857,490	531,480,981	358,463,468
Inventories (note 6)	81,182,321	496,754,625	353,206,120
Advance to suppliers (note 7)	8,592,501	52,577,513	276,245,034
Other receivables (note 8)	12,027,001	73,593,217	58,510,165
Prepaid expenses	745,601	4,562,333	3,773,980
Deferred income tax assets (note 16)			248,712
Total current assets	335,311,135	2,051,768,837	1,630,542,814
Property, plant and equipment, net (note 9)	179,123,330	1,096,055,659	1,143,722,628
Land use rights, net (note 10)	22,246,341	136,125,360	138,944,251
Intangible assets, net (note 11)	951,549	5,822,528	9,648,771
Long-term deferred expenses (note 14)	909,104	5,562,810	10,697,712
Total assets	538,541,459	3,295,335,194	2,933,556,176
Current liabilities
Trade accounts payable	2,787,331	17,055,679	29,272,232
Accrued expenses and other payables (note 12)	14,173,794	86,729,443	106,574,084
Income taxes payable	1,014,139	6,205,515	9,119,258
Short-term borrowings (note 13)	147,246,282	901,000,000	620,200,000
Current portion of long-term borrowings (note 13)	3,922,210	24,000,000	24,000,000
Bonds payable (note 14)	81,712,698	500,000,000
Total current liabilities	250,856,454	1,534,990,637	789,165,574
Long-term borrowings (note 13)	13,727,733	84,000,000	48,000,000
Bonds payable (note 14)			500,000,000
Total liabilities	264,584,187	1,618,990,637	1,337,165,574
Commitments and contingencies (note 17)
Shareholders' equity
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2013 and 2014, respectively	25,725	175,596	175,596
Additional paid-in capital	76,504,688	468,132,187	468,132,187
Retained earnings-appropriated (note 2)	21,944,287	134,277,095	126,356,029
Retained earnings-unappropriated	175,553,346	1,074,210,923	1,002,921,340
Accumulated other comprehensive loss	(70,774)	(451,244)	(1,194,550)
Total shareholders' equity	273,957,272	1,676,344,557	1,596,390,602
Total liabilities and shareholders' equity	$ 538,541,459	3,295,335,194	2,933,556,176